Offerings	Mar. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on the exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $.01 per share
Offering Note
(1)
The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on the exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on the exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on the exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities registered hereunder.